SEMIANNUAL REPORT JUNE 30, 2002


          Oppenheimer
          MONEY FUND/VA
          A Series of Oppenheimer Variable Account Funds

                                             [LOGO OMITTED]
                                             OPPENHEIMERFUNDS
                                             [REGISTRATION MARK]
                                             The Right Way to Invest

OPPENHEIMER MONEY FUND/VA

================================================================================
OBJECTIVE
OPPENHEIMER MONEY FUND/VA, a series of Oppenheimer Variable Account Funds, seeks maximum current income in "money market" securities consistent with low capital risk and the maintenance of liquidity. Money market securities may include short-term government securities, certificates of deposit (CDs), bankers' acceptances and commercial paper.


================================================================================
NARRATIVE BY CAROL WOLF, CO-PORTFOLIO MANAGER
For the six-month reporting period that ended June 30, 2002, Oppenheimer Money Fund/VA provided a 2.15% compounded annual yield. Without the effects of compounding, the equivalent yield was 2.12%. As of June 30, 2002, the seven-day annualized yields, with and without compounding, were 1.56% and 1.55%, respectively.(1)
     When the reporting period began in January 2002, the U.S. economy was continuing to recover from a recession, fighting to stay afloat following the September 11 terrorist attacks and resisting the Federal Reserve Board's (the
Fed) aggressive efforts to stimulate growth. In 2001, the Fed cut interest rates a surprising 11 times, bringing the federal funds rate to just 1.75%, the lowest level since 1961. This low-interest-rate climate helped spur stronger-than-expected consumer spending, leading the economy to rebound surprisingly quickly. However, many question marks remained for investors--especially stock investors--who were anxious about corporate accounting practices and ongoing earnings weakness.
     This anxiety led investors toward high-quality fixed-income securities as an alternative to stocks. In this environment, there was robust demand for those bonds that investors perceived to be safe havens. With low interest rates dominating the period, yields on fixed-income securities with very short maturities--such as those found in the Fund--were universally low. As a result, our challenge became identifying short-term investments offering both strong credit characteristics and an attractive income stream.
   We worked to maintain the Fund's average maturity as long as possible during the first six months of 2002 in order to lock in higher yields for an extended period of time. However, for part of the period, the Fund's average maturity was maintained below 60 days. We kept the maturity very close to that level to maximize yields while striving to offer a stable net asset value for shareholders.
   In February, the Fund's average maturity increased to approach 90 days, in line with that of other similarly managed funds. We sought to capture higher yields by increasing the portfolio's percentage of securities with longer maturities and stronger credit quality.


1. Compounded yields assume reinvestments of dividends and do not include the charges associated with the separate account products which offer this Fund.

2 OPPENHEIMER MONEY FUND/VA

    The majority of the Fund's investments are in commercial paper--corporate debt obligations that mature in 270 days or less. As the period went on, however, it became more difficult to find attractive commercial paper as many companies issued longer-maturity debt to lock in the low interest rates. This decreased the supply of commercial paper, and led us to look for other investment opportunities.
    As a result, we invested a higher-than-usual portion of the Fund's assets in discount notes issued by government-sponsored agencies. This action strengthened the Fund's overall credit quality, while market dynamics helped temporarily boost yields of agency issues above those of commercial paper--making these investments even more attractive.
    Looking ahead, we plan to continue managing the Fund defensively. Although we don't expect the Fed to raise rates anytime soon, we believe it's unlikely that interest rates will remain at their current levels. Therefore, we're positioning the Fund to attempt to earn a competitive yield in the current low-interest-rate environment while preparing the portfolio for potential future rate increases. In line with this strategy, we have been looking to buy appropriate longer-maturity securities as well as continuing to invest in floating-rate debt that would reflect higher yields should they become available. Striving to maximize yields and provide a stable investment amid significant market and economic uncertainty makes Oppenheimer Money Fund/VA an important part of THE RIGHT WAY TO INVEST.


IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE LESS THAN THE RESULTS SHOWN.

The Fund's portfolio is subject to change. The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


3 OPPENHEIMER MONEY FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2002 / Unaudited

                                 PRINCIPAL            VALUE
                                    AMOUNT       SEE NOTE 1

===========================================================
CERTIFICATES OF DEPOSIT--9.6%
-----------------------------------------------------------

DOMESTIC CERTIFICATES OF DEPOSIT--3.9%
National Bank of Commerce,
   Tennessee:
   1.88%, 6/20/03(1)            $5,000,000     $  4,999,498
   1.894%, 10/2/02(1)            5,000,000        5,000,131
Suntrust Bank, 1.955%, 5/23/03   5,000,000        5,004,256
                                               ------------
                                                 15,003,885

-----------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--5.7%
Abbey National Treasury Services
   (gtd. by Abbey National plc),
   1.87%, 7/31/02                5,000,000        5,000,000
ABN AMRO Bank NV, Chicago,
   2.13%, 9/30/02                5,000,000        5,000,062
BNP Paribas, Chicago, 1.77%,
   8/1/02               `        2,000,000        2,000,000
BNP Paribas, New York, 1.96%,
   11/13/02                      5,000,000        5,000,000
Svenska Handelsbanken, NY,
   1.94%, 1/22/03                5,000,000        5,000,282
                                               ------------
                                                 22,000,344
                                               ------------
Total Certificates of Deposit (Cost $37,004,229) 37,004,229

===========================================================
DIRECT BANK OBLIGATIONS--18.6%
-----------------------------------------------------------
Danske Corp., Series A:
   1.85%, 7/12/02                5,000,000        4,997,174
   2.03%, 10/21/02               5,000,000        4,968,422
Governor & Co. of the Bank of
   Ireland:
   1.88%, 7/11/02(2)             5,000,000        4,997,389
   1.92%, 7/3/02(2)              5,000,000        4,999,467
LaSalle Bank NA, 2.09%, 9/9/02   5,000,000        5,000,000
Nationwide Building Society,
   1.93%, 8/16/02                7,000,000        6,982,737
Nordea North America, Inc.
   (gtd. by Merita Bank plc),
   2.03%, 10/18/02               5,000,000        4,969,268
Societe Generale North America,
   2.23%, 10/2/02                5,000,000        4,971,196
Svenska Handelsbanken, Inc., Series S
   (gtd. by Svenska Handelsbanken
   AG), 1.85%, 12/18/02          5,000,000        4,956,319
U.S. Bank NA MN,
2.03%, 10/24/02                 10,000,000       10,000,000
UBS Finance (Delaware) LLC,
   2%, 7/1/02                   15,000,000       15,000,000
                                               ------------
Total Direct Bank Obligations
 (Cost $71,841,972)                              71,841,972


                                 PRINCIPAL            VALUE
                                    AMOUNT       SEE NOTE 1
===========================================================
LETTERS OF CREDIT--3.1%
-----------------------------------------------------------
Barclays Bank plc, guaranteeing
   commercial paper of Banco
   Nacional de Comercio Exterior
   SNC:
   1.92%, 7/26/02               $4,000,000     $  3,994,667
   2.25%, 9/26/02                8,000,000        7,956,717
                                               ------------
Total Letters of Credit (Cost $11,951,384)       11,951,384

===========================================================
SHORT-TERM NOTES--62.3%
-----------------------------------------------------------
AEROSPACE & DEFENSE--1.3%
General Dynamics Corp., 1.91%,
   8/12/02(2)                    5,000,000        4,988,858
-----------------------------------------------------------
ASSET-BACKED--17.7%
Bills Securitisation Ltd.:
   2.02%, 11/15/02               3,000,000        2,976,938
   2.03%, 10/18/02               5,000,000        4,969,268
Charta Corp., 1.81%, 8/9/02(2)   5,000,000        4,990,196
Crown Point Capital Co., 1.83%,
   8/5/02(2)                     5,000,000        4,991,104
Edison Asset Securitization LLC,
   1.94%, 8/13/02(2)             5,000,000        4,988,414
Fairway Finance Corp.:
   1.80%, 7/25/02(2)             5,000,000        4,994,000
   2.25%, 9/20/02(2)             5,835,000        5,805,460
Greyhawk Funding LLC, 1.955%,
   8/14/02(2)                    5,000,000        4,988,053
Lexington Parker Capital Co. LLC,
   2.02%, 12/2/02(2)             4,000,000        3,965,436
Neptune Funding Corp.:
   1.84%, 8/23/02(2)             8,000,000        7,978,329
   1.90%, 12/19/02(2)            3,500,000        3,468,413
Park Avenue Receivables Corp.,
   1.80%, 7/24/02(2)             5,000,000        4,994,250
Scaldis Capital LLC,
     1.81%, 7/23/02(2)           4,380,000        4,375,155
VVR Funding LLC,
     1.84%, 7/15/02(2)           5,000,000        4,996,422
                                               ------------
                                                 68,481,438

-----------------------------------------------------------
BEVERAGES--1.3%
Diageo Capital plc,
     1.91%, 12/9/02(2)           5,000,000        4,957,290
-----------------------------------------------------------
BROKER-DEALER--5.4%
Banc of America Securities LLC,
   2.20%, 7/1/02(1)              5,000,000        5,000,000
Goldman Sachs Group LP,
   Promissory Note:
   1.98%, 12/13/02(3)            4,000,000        4,000,000
   2.11%, 8/30/02(3)             7,000,000        7,000,000
Morgan Stanley Dean Witter & Co.,
   2%, 12/2/02(1)                5,000,000        5,000,000
                                               ------------
                                                 21,000,000





4 OPPENHEIMER MONEY FUND/VA

                                 PRINCIPAL            VALUE
                                    AMOUNT       SEE NOTE 1
-----------------------------------------------------------
CHEMICALS--1.3%
BASF AG, 1.96%, 11/21/02(2)     $5,000,000     $  4,961,072
-----------------------------------------------------------
CONSUMER FINANCE--3.9%
American Express Credit Corp.,
   Series B:
   1.83%, 4/25/03(1)             5,000,000        5,000,000
   1.83%, 5/7/03(1)              5,000,000        5,000,000
American General Finance Corp.,
   1.98%, 1/8/03                 5,000,000        4,947,475
                                               ------------
                                                 14,947,475

-----------------------------------------------------------
DIVERSIFIED FINANCIALS--1.0%
General Electric Capital Corp.,
   2.04%, 12/23/02               4,000,000        3,960,333
-----------------------------------------------------------
FOOD PRODUCTS--1.3%
Nestle Capital Corp.,
   1.87%, 7/8/02(2)              5,000,000        4,998,182
-----------------------------------------------------------
INSURANCE--6.9%
General Electric Capital Assurance
   Co., 1.944%, 12/1/03(1,3)     5,000,000        5,000,000
ING America Insurance Holdings, Inc.:
   1.92%, 7/3/02                 3,000,000        2,999,680
   1.92%, 8/7/02                 4,000,000        3,992,107
   2.24%, 9/25/02                5,000,000        4,973,244
Metropolitan Life Insurance Co.,
   1.894%, 7/1/02(1)             3,500,000        3,500,000
Pacific Life Insurance Co.,
   1.864%, 2/14/03(1,3)          4,000,000        4,000,000
Travelers Insurance Co., 1.84%,
   9/13/02(1,3)                  2,000,000        2,000,000
                                               ------------
                                                 26,465,031

-----------------------------------------------------------
LEASING & FACTORING--2.6%
American Honda Finance Corp.:
   1.82%, 4/9/03(1)              5,000,000        5,000,000
   1.92%, 11/20/02(1)            5,000,000        5,000,842
                                               ------------
                                                 10,000,842

-----------------------------------------------------------
MEDIA--1.3%
McGraw-Hill Cos., Inc., 2.18%,
   9/23/02                       5,000,000        4,974,567
-----------------------------------------------------------
OIL & GAS--3.9%
BP Capital Markets plc, 2.16%,
   9/16/02                       5,000,000        4,976,900
Shell Finance UK plc:
   1.99%, 10/16/02               5,000,000        4,970,426
   1.99%, 10/21/02               5,000,000        4,969,045
                                               ------------
                                                 14,916,371

                                 PRINCIPAL            VALUE
                                    AMOUNT       SEE NOTE 1
-----------------------------------------------------------
PHARMACEUTICALS--3.9%
Aventis, 1.85%, 7/17/02(2)      $5,000,000     $  4,995,889
Wyeth, 1.889%, 12/20/02(2)      10,000,000       10,000,000
                                               ------------
                                                 14,995,889

-----------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--10.5%
Beta Finance, Inc., 1.95%,
   7/2/022(2)                    4,400,000        4,399,762
Cooperative Assn. of Tractor
   Dealers, Inc., Series B,
   1.85%, 7/10/02                5,600,000        5,597,410
Independence Funding LLC:
   1.82%, 8/2/02(2)              6,000,000        5,990,293
   1.91%, 9/23/02(2)             5,000,000        4,978,417
K2 (USA) LLC:
   1.99%, 9/3/02(2)              6,000,000        5,978,773
   2.10%, 1/15/03(2)             3,100,000        3,064,195
LINKS Finance LLC:
   1.87%, 5/15/03(1)             3,000,000        2,999,700
   2%, 7/1/02(2)                   500,000          500,000
Long Lane Master Trust 4,
   1.86%, 8/8/02(4)              7,000,000        6,986,257
                                               ------------
                                                 40,494,807
                                               ------------
Total Short-Term Notes (Cost $240,142,155)      240,142,155

===========================================================
U.S. GOVERNMENT AGENCIES--6.2%
-----------------------------------------------------------
Federal Home Loan Bank:
   1.77%, 8/9/02                 5,000,000        4,990,413
   6%, 8/15/02                   5,000,000        5,025,045
Federal Home Loan Mortgage Corp.:
   1.77%, 8/8/02                 5,000,000        4,990,658
   1.79%, 8/1/02                 5,000,000        4,992,293
Federal National Mortgage Assn.,
   6.375%, 10/15/02              4,000,000        4,049,766
                                               ------------
Total U.S. Government Agencies
   (Cost $24,048,175)                            24,048,175

-----------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
   (COST $384,987,915)                99.8%     384,987,915
-----------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES        0.2          890,135
                                 --------------------------
NET ASSETS                           100.0%    $385,878,050
                                 ==========================

5 OPPENHEIMER MONEY FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued



FOOTNOTES TO STATEMENT OF INVESTMENTS

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1. Represents the current interest rate for a variable rate security.
2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $130,344,819, or 33.78% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
3. Identifies issues considered to be illiquid--See Note 4 of Notes to Financial Statements.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $6,986,257 or 1.81% of the Fund's net assets as of June 30, 2002.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


6 OPPENHEIMER MONEY FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

June 30, 2002

==========================================================================================================================
 ASSETS
--------------------------------------------------------------------------------------------------------------------------
 Investments, at value (cost $384,987,915)-- see accompanying statement                                       $384,987,915
--------------------------------------------------------------------------------------------------------------------------
 Cash                                                                                                              216,139
--------------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                                              1,189,227
 Interest                                                                                                          492,110
 Investments sold                                                                                                       32
                                                                                                              ------------
 Total assets                                                                                                  386,885,423

==========================================================================================================================
 LIABILITIES
--------------------------------------------------------------------------------------------------------------------------

 Payables and other liabilities:
 Shares of beneficial interest redeemed                                                                            817,241
 Dividends                                                                                                         114,664
 Shareholder reports                                                                                                26,241
 Transfer and shareholder servicing agent fees                                                                       1,511
 Trustees' compensation                                                                                                120
 Other                                                                                                              47,596
                                                                                                              ------------
 Total liabilities                                                                                               1,007,373

==========================================================================================================================
 NET ASSETS                                                                                                   $385,878,050
                                                                                                              ============


==========================================================================================================================
 COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
 Par value of shares of beneficial interest                                                                   $    385,850
--------------------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                                    385,464,602
--------------------------------------------------------------------------------------------------------------------------
 Accumulated net realized gain on investment transactions                                                           27,598
                                                                                                              ------------
 NET ASSETS--applicable to 385,850,473 shares of beneficial interest outstanding                              $385,878,050
                                                                                                              ============
==========================================================================================================================
 NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                                            $1.00
                                                                                                              ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


7 OPPENHEIMER MONEY FUND/VA

STATEMENT OF OPERATIONS  Unaudited

For the Six Months Ended June 30, 2002
==========================================================================================================================
 INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------------
 Interest                                                                                                       $3,752,718

==========================================================================================================================
 EXPENSES
--------------------------------------------------------------------------------------------------------------------------
 Management fees                                                                                                   847,576
--------------------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                                                                       6,495
--------------------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                                              2,546
--------------------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                                         2,161
--------------------------------------------------------------------------------------------------------------------------
 Other                                                                                                              31,102
                                                                                                                ----------
 Total expenses                                                                                                    889,880
 Less reduction to custodian expenses                                                                               (1,998)
                                                                                                                ----------
 Net expenses                                                                                                      887,882

==========================================================================================================================
 NET INVESTMENT INCOME                                                                                           2,864,836

==========================================================================================================================
 NET REALIZED GAIN ON INVESTMENTS                                                                                    6,091

==========================================================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                           $2,870,927
                                                                                                                ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


8 OPPENHEIMER MONEY FUND/VA


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                SIX MONTHS            YEAR
                                                                                                     ENDED           ENDED
                                                                                             JUNE 30, 2002    DECEMBER 31,
                                                                                               (UNAUDITED)            2001
==========================================================================================================================
 OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
 Net investment income                                                                        $  2,864,836    $ 10,350,301
---------------------------------------------------------------------------------------------------------------------------
 Net realized gain                                                                                   6,091          35,731
                                                                                              -----------------------------
 Net increase in net assets resulting from operations                                            2,870,927      10,386,032

==========================================================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income                                                           (2,864,836)    (10,350,301)

==========================================================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from beneficial interest transactions                     15,643,049     154,422,163

==========================================================================================================================
 NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
 Total increase                                                                                 15,649,140     154,457,894
---------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                           370,228,910     215,771,016
                                                                                              -----------------------------
 End of period                                                                                $385,878,050    $370,228,910
                                                                                              =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


9 OPPENHEIMER MONEY FUND/VA

FINANCIAL HIGHLIGHTS

                                             SIX MONTHS                                                                  YEAR
                                                  ENDED                                                                 ENDED
                                          JUNE 30, 2002                                                           DECEMBER 31,
                                             (UNAUDITED)         2001          2000          1999          1998          1997
=================================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period            $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
---------------------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain            .01           .04           .06           .05           .05           .05
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders    (.01)         (.04)         (.06)         (.05)         (.05)         (.05)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $1.00         $1.00         $1.00         $1.00         $1.00         $1.00
                                                  ===============================================================================

=================================================================================================================================
 TOTAL RETURN(1)                                   0.76%         3.85%         6.26%         4.96%         5.25%         5.31%
---------------------------------------------------------------------------------------------------------------------------------

=================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)      $385,878      $370,229      $215,771      $201,066      $151,799      $126,782
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $379,950      $288,106      $204,586      $166,727      $137,633      $133,707
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                             1.52%         3.59%         5.98%         4.87%         5.12%         5.19%
 Expenses                                          0.47%         0.52%         0.51%         0.48%         0.50%(3)      0.48%(3)


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


10 OPPENHEIMER MONEY FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited


================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Money Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek maximum current income from investments in money market securities consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated entities managed by OFI, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


================================================================================
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                         SIX MONTHS ENDED JUNE 30, 2002       YEAR ENDED DECEMBER 31, 2001
                                                               SHARES            AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------
 Sold                                                     759,756,482     $ 759,756,482    1,020,448,982    $1,020,448,982
 Dividends and/or distributions reinvested                  2,880,495         2,880,495       10,350,301        10,350,301
 Redeemed                                                (746,993,928)    $(746,993,928)    (876,377,120)     (876,377,120)
                                                         ------------------------------------------------------------------
 Net increase                                              15,643,049      $ 15,643,049      154,422,163      $154,422,163
                                                         ==================================================================

11 OPPENHEIMER MONEY FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



================================================================================
 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.45% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million and 0.375% of average annual net assets in excess of $1.5 billion. The Fund's management fee for the six months ended June 30, 2002 was an annualized rate of 0.45%.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $27.50 per account fee. Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.25% of average net assets of the fund. This undertaking may be amended or withdrawn at any time.

================================================================================
 4. ILLIQUID SECURITIES
 As of June 30, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2002 was $22,000,000, which represents 5.70% of the Fund's net assets.


12 OPPENHEIMER MONEY FUND/VA

OPPENHEIMER MONEY FUND/VA

 A SERIES OF OPPENHEIMER VARIABLE ACCOUNT FUNDS
================================================================================
 TRUSTEES AND OFFICERS        James C. Swain, Trustee, CEO and
                              Chairman of the Board
                              John V. Murphy, President and Trustee
                              William L. Armstrong, Trustee
                              Robert G. Avis, Trustee
                              George C. Bowen, Trustee
                              Edward L. Cameron, Trustee
                              Jon S. Fossel, Trustee
                              Sam Freedman, Trustee
                              Beverly L. Hamilton, Trustee
                              Robert J. Malone, Trustee
                              F. William Marshall, Jr., Trustee
                              Barry D. Weiss, Vice President
                              Carol E. Wolf, Vice President
                              Robert G. Zack, Vice President and Secretary
                              Brian W. Wixted, Treasurer
                              Katherine P. Feld, Assistant Secretary
                              Kathleen T. Ives, Assistant Secretary
                              Denis R. Molleur, Assistant Secretary

================================================================================
 INVESTMENT ADVISOR           OppenheimerFunds, Inc.

================================================================================
 DISTRIBUTOR                  OppenheimerFunds Distributor, Inc.

================================================================================
 TRANSFER AGENT               OppenheimerFunds Services

================================================================================
 INDEPENDENT AUDITORS         Deloitte & Touche LLP

================================================================================
 LEGAL COUNSEL                Myer, Swanson, Adams & Wolf, P.C.

                              The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.
                              For more complete information on Oppenheimer Money Fund/VA, please refer to the Prospectus. To obtain a copy or for information on how to obtain a separate account prospectus, call OppenheimerFunds, Inc. at 1.800.981.2871.


13 OPPENHEIMER MONEY FUND/VA
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OPPENHEIMERFUNDS [REGISTRATION MARK]
Distributor, Inc.

[COPYRIGHT]Copyright 2002 OppenheimerFunds, Inc. All rights reserved.